Goodwill and Intangible Assets (Schedule of Goodwill and Intangible Assets) (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill		$ 11,854	$ 11,854
Core deposits intangible		1,026	1,430
Total	$ 12,792	$ 12,880	$ 13,284